Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2022
Restriction on Cash and Due From Banks
Restriction on Cash and Due From Banks	Note 2: Restriction on Cash and Due From Banks The Company did not have a reserve requirement at December 31, 2022 and 2021.